Customer Accounts - Summary of Customer Accounts (Details) - KZT (₸) ₸ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current accounts	₸ 1,100
Total customer accounts	5,441,456,000	₸ 4,000,690,000
Individuals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Term deposits	4,316,825,000	3,057,870,000
Current accounts	826,328,000	700,957,000
Total customer accounts	5,143,153,000	3,758,827,000
Corporate Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Term deposits	44,233,000	59,638,000
Current accounts	254,070,000	182,225,000
Total customer accounts	₸ 298,303,000	₸ 241,863,000